Other Current Assets (Details) - Schedule of other Current Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other Current Assets [Abstract]
Prepaid expenses	$ 426
Institutions	210	43
Deposits	120	45
Others	3	100
Total	$ 759	$ 188